Schedule of Weighted Average Assumptions to Calculate Fair Value of Stock Options (Details) - $ / shares	3 Months Ended			12 Months Ended
	Mar. 31, 2024 [1]	Mar. 31, 2023	[2]	Dec. 31, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Grant Price	$ 14.8715				$ 0.05
Market price	$ 14.8715
Expected life (in years)	5 years 9 months 3 days
Volatility	117.83%
Risk-free interest rates	4.18%
Dividend yield
Agex Therapeutics Inc [Member]
Restructuring Cost and Reserve [Line Items]
Grant Price				$ 26.73	$ 27.76
Expected life (in years)				5 years 1 month 24 days	5 years 6 months 29 days
Volatility				118.12%	130.71%
Risk-free interest rates				4.12%	1.74%
Dividend yield

[1]	Relates to stock options granted under the Serina 2024 Equity Incentive Plan on March 27, 2024.
[2]	There were no stock options granted during the period.